Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 14,613,721	$ 14,613,721	$ 3,804,900
Less: accumulated amortization	(14,613,721)	(7,042,565)	(3,033,872)
Total intangible assets, net		7,571,156	771,028
Trade names [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	3,084,100	3,084,100	3,084,100
Less: accumulated amortization		(3,084,100)	(2,313,072)
Total intangible assets, net			771,028
Customer lists [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	496,800	496,800	496,800
Less: accumulated amortization		(496,800)	(496,800)
Total intangible assets, net
Non-compete [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	224,000	224,000	224,000
Less: accumulated amortization		(224,000)	(224,000)
Total intangible assets, net
Order backlog [Member]
Schedule of Intangible Assets [Line Items]
Intangible assets	$ 10,808,821	10,808,821
Less: accumulated amortization		(3,237,665)
Total intangible assets, net		$ 7,571,156